Defined Contribution Retirement Plan	12 Months Ended
Feb. 29, 2020
Defined Contribution Retirement Plan
Defined Contribution Retirement Plan

(10) Defined Contribution Retirement Plan

The Company sponsors a defined contribution retirement plan named the Accolade, Inc. 401(k) Plan (401(k) Plan). Under the 401(k) Plan, eligible employees may contribute up to the maximum allowed by law. Eligible employees are eligible for Company matching contributions on the first quarter following their one-year anniversary date, which are dollar for dollar up to 3% of an employee’s eligible compensation, up to $100 in annual compensation. Employer contributions are vested over a period of four years of service. The 401(k) Plan includes an employer discretionary profit-sharing contribution feature to allow the Company to make a contribution to eligible employees’ 401(k) Plan accounts. Profit sharing contributions are vested over a period of four years of service. The Company incurred expenses related to matching contributions totaling $1,260 in 2019 and $1,356 in 2020, which were funded subsequent to each respective year-end.